Stock-Based Compensation (Transactions During Fiscal 2015-Stock Options) (Detail) - Jun. 24, 2015 - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	Total
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 25, 2014, Number of Options	1,701,000
Granted, Number of Options	279,000
Exercised, Number of Options	(765,000)
Forfeited or canceled, Number of Options	(42,000)
Options outstanding at June 24, 2015, Number of Options	1,173,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 25, 2014, Weighted Average Exercise Price	$ 24.80
Granted, Weighted Average Exercise Price	51.24
Exercised, Weighted Average Exercise Price	21.25
Forfeited or canceled, Weighted Average Exercise Price	34.45
Options outstanding at June 24, 2015, Weighted Average Exercise Price	$ 33.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	624,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 24.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 4 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 28,849
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 20,907